Investment Strategy	Jan. 31, 2025
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. Interest from the Fund’s investment may be subject to the U.S. federal alternative minimum tax.
Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), commonwealths, and possessions of the United States and their political subdivisions, and agencies, authorities, and instrumentalities. Municipal debt securities also include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest without limit in obligations the income from which is subject to the U.S. federal alternative minimum tax, and all distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be included in taxable income for purposes of the U.S. federal alternative minimum tax.
The Fund invests, under normal circumstances, its net assets primarily in municipal debt securities that are, at the time of purchase, rated investment grade by at least one credit rating agency (rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by S&P Global Ratings, a subsidiary of S&P Global (“Standard & Poor’s”), or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Clinton Investment Management, LLC (“Clinton”)). The Fund will not invest more than 30% of its net assets in obligations rated below investment grade (at the time of purchase, rated below Baa3/BBB- or the equivalent by each nationally recognized statistical rating organization rating the security, including securities in default, or, if unrated, determined to be of comparable quality by the Fund’s subadviser). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser considers that doing so would be consistent with the Fund’s investment objective. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s) are commonly referred to as “junk” or “high yield” bonds.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities.
The Fund may invest a significant percentage of its net assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund may use derivatives, including U.S. Treasury futures, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions, including reverse repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents.
Clinton intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg 5-Year Municipal Bond Index (as of December 31, 2024, the average duration of the Index was 3.70 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. The average maturity of the Fund’s investments is typically expected to be less than 5 years, however, the Fund may invest in securities of any maturity.
Clinton selects the Fund’s investments based on its analysis of opportunities and risks in the business and credit cycle. Clinton manages the Fund’s assets using a dynamic, multi-factor approach that is based on economic, quantitative, market, and credit research and analysis. This research supports Clinton’s overall understanding of portfolio risk. As part of the selection process, Clinton employs a proprietary framework for evaluating issuers based on a variety of criteria. Clinton’s portfolio duration decisions are generally dependent upon (i) a tactical adjustment of portfolio duration, based on interest rate outlook and the level of real yields: current versus historical, inflation expectations, and supply and demand relationships, and (ii) an assessment of value along the current slope of the yield curve, based on quantitative analysis. Clinton then determines the appropriate sector allocation and security selection for the Fund’s portfolio by evaluating credit distribution, relative value, and bond structure. This process focuses on minimizing risk through diversification across the credit spectrum and bond structures, while allowing Clinton to better recognize investment opportunities.
Clinton’s sell discipline is based upon understanding the relative value and risk assumed by buying or holding a security. In making these assessments, Clinton segments and diversifies the Fund’s risk exposures across three investment criteria: duration position, sector allocation, and security selection. When potential for underperformance associated with any such investment criteria is identified, Clinton seeks to reduce or eliminate such exposure.

MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. Interest from the Fund’s investment may be subject to the U.S. federal alternative minimum tax.
Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), commonwealths, and possessions of the United States and their political subdivisions, and agencies, authorities, and instrumentalities. Municipal debt securities also include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest without limit in obligations the income from which is subject to the U.S. federal alternative minimum tax, and all distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be included in taxable income for purposes of the U.S. federal alternative minimum tax.
The Fund invests, under normal circumstances, its net assets primarily in municipal debt securities that are, at the time of purchase, rated investment grade by at least one credit rating agency (rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by S&P Global Ratings, a subsidiary of S&P Global (“Standard & Poor’s”), or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Clinton Investment Management, LLC (“Clinton”)). The Fund will not invest more than 30% of its net assets in obligations rated below investment grade (at the time of purchase, rated below Baa3/BBB- or the equivalent by each nationally recognized statistical rating organization rating the security, including securities in default, or, if unrated, determined to be of comparable quality by the Fund’s subadviser). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser considers that doing so would be consistent with the Fund’s investment objective.
For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s) are commonly referred to as “junk” or “high yield” bonds.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities.
The Fund may invest a significant percentage of its net assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund may use derivatives, including U.S. Treasury futures, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions, including reverse repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents.
Clinton intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg Municipal Bond Index (as of December 31, 2024, the average duration of the Index was 6.21 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. The average maturity of the Fund’s investments is typically expected to be less than 12 years, however, the Fund may invest in securities of any maturity.
Clinton selects the Fund’s investments based on its analysis of opportunities and risks in the business and credit cycle. Clinton manages the Fund’s assets using a dynamic, multi-factor approach that is based on economic, quantitative, market, and credit research and analysis. This research supports Clinton’s overall understanding of portfolio risk. As part of the selection process, Clinton employs a proprietary framework for evaluating issuers based on a variety of criteria. Clinton’s portfolio duration decisions are generally dependent upon (i) a tactical adjustment of portfolio duration, based on interest rate outlook and the level of real yields: current versus historical, inflation expectations, and supply and demand relationships, and (ii) an assessment of value along the current slope of the yield curve, based on quantitative analysis. Clinton then determines the appropriate sector allocation and security selection for the Fund’s portfolio by evaluating credit distribution, relative value, and bond structure. This process focuses on minimizing risk through diversification across the credit spectrum and bond structures, while allowing Clinton to better recognize investment opportunities.
Clinton’s sell discipline is based upon understanding the relative value and risk assumed by buying or holding a security. In making these assessments, Clinton segments and diversifies the Fund’s risk exposures across three investment criteria: duration position, sector allocation, and security selection. When potential for underperformance associated with any such investment criteria is identified, Clinton seeks to reduce or eliminate such exposure.

MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. Interest from the Fund’s investment may be subject to the U.S. federal alternative minimum tax.
Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), commonwealths, and possessions of the United States and their political subdivisions, and agencies, authorities, and instrumentalities. Municipal debt securities also include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest without limit in obligations the income from which is subject to the U.S. federal alternative minimum tax, and all distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be included in taxable income for purposes of the U.S. federal alternative minimum tax.
The Fund invests, under normal circumstances, at least 35% of its net assets in municipal debt securities that are, at the time of purchase, rated by at least one credit rating agency as follows: Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), BBB or lower by S&P Global Ratings, a subsidiary of S&P Global (“Standard & Poor’s”), or the equivalent by any other nationally recognized statistical rating organization, including securities in default, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Clinton Investment Management, LLC (“Clinton”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating is used. The Fund may invest less than 35% of its net assets in municipal debt securities rated at or below these ratings if the Fund’s subadviser determines that there is an insufficient supply of such investment opportunities available that are appropriate for investment or for temporary defensive measures. The Fund may invest up to 45% of its net assets in municipal debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s), which are commonly referred to as “junk” or “high yield” bonds.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities.
The Fund may invest a significant percentage of its net assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund may use derivatives, including U.S. Treasury futures, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions, including reverse repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents.
Clinton intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg Municipal 65% High Grade/35% High Yield Index (as of December 31, 2024, the average duration of the Index was 6.32 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. The Fund may invest in securities of any maturity.
Clinton selects the Fund’s investments based on its analysis of opportunities and risks in the business and credit cycle. Clinton manages the Fund’s assets using a dynamic, multi-factor approach that is based on economic, quantitative, market, and credit research and analysis. This research supports Clinton’s overall understanding of portfolio risk. As part of the selection process, Clinton employs a proprietary framework for evaluating issuers based on a variety of criteria. Clinton’s portfolio duration decisions are generally dependent upon (i) a tactical adjustment of portfolio duration, based on interest rate outlook and the level of real yields: current versus historical, inflation expectations, and supply and demand relationships, and (ii) an assessment of value along the current slope of the yield curve, based on quantitative analysis. Clinton then determines the appropriate sector allocation and security selection for the Fund’s portfolio by evaluating credit distribution, relative value, and bond structure. This process focuses on minimizing risk through diversification across the credit spectrum and bond structures, while allowing Clinton to better recognize investment opportunities.
Clinton’s sell discipline is based upon understanding the relative value and risk assumed by buying or holding a security. In making these assessments, Clinton segments and diversifies the Fund’s risk exposures across three investment criteria: duration position, sector allocation, and security selection. When potential for underperformance associated with any such investment criteria is identified, Clinton seeks to reduce or eliminate such exposure.

MassMutual Global Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds, and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands, and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (“junk” or “high yield”) by at least one credit rating agency (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings, a subsidiary of S&P Global, or Fitch Ratings, Inc.) or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”).
The Fund may invest in a wide range of income-producing floating rate loans, bonds, and notes of issuers based in U.S. and non-U.S. markets, but primarily invests in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 5 percentage points less than the percentage of the market-capitalization weighted average of the S&P UBS Leveraged Loan Index and the S&P UBS Western European Leveraged Loan Index, represented by non-U.S. issuers). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S.
dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in senior secured loans (consisting of assignments and participations). By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a borrower. Participations typically will result in the Fund having a contractual relationship only with the lender and not the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may invest in both floating rate debt instruments and debt instruments that pay a fixed rate of interest; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. government securities; preferred securities and trust preferred securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases, and forward commitments; zero-coupon bonds, step-up bonds, and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The instruments in which the Fund invests are primarily below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but invests in such equity investments only for the preservation of capital. The Fund may also use over-the-counter and exchange-traded derivatives for hedging purposes or speculative purposes—as substitutes for investments in securities in which the Fund can invest—provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by Barings or BIIL in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps, and foreign currency forward contracts and futures. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds, or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings or BIIL believes they no longer represent relatively attractive investment opportunities.

MassMutual Global Credit Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund is managed using an absolute return investment objective, which means that it is not managed relative to the performance of a specific bond index, but rather seeks to generate positive returns over the course of a full market cycle while managing volatility through security selection and possibly hedging to reduce overall exposure to credit and interest rate risk. The Fund seeks absolute total return through a combination of current income and capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt instruments (consisting of loans, bonds, and notes). The Fund may invest in a wide range of debt instruments of issuers based in U.S. and non-U.S. markets, including emerging markets, as well as over-the-counter and exchange-traded derivatives. Investments may be issued or guaranteed by governments and their agencies, corporations, financial institutions, and supranational organizations that the Fund believes have the potential to provide a high total return over time. A significant portion of the Fund’s investments in debt instruments are denominated in a currency other than the U.S. dollar. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors.
Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 5 percentage points less than the percentage of the ICE BofA Non-Financial Developed Markets High Yield Constrained Index, represented by non-U.S. issuers, as determined by the provider of the index). Although the ICE BofA Non-Financial Developed Markets High Yield Constrained Index is representative of the Fund’s investable universe, the Fund does not seek to be correlated with that index.
The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European high yield bond and loan markets and within capital structures between bonds and loans. For example, the Fund seeks to take advantage of differences in pricing between bonds or loans of an issuer denominated in U.S. dollars and substantially similar bonds or loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in high yield debt instruments (consisting of bonds, loans, and notes) of North American and Western European corporate issuers that are of below investment grade quality. The Fund invests in instruments that are, at the time of purchase, rated below investment grade (“junk” or “high yield”) by at least one credit rating agency (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings, a subsidiary of S&P Global, or Fitch Ratings, Inc.) or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”).
The Fund invests primarily in high yield bonds, loans, and notes, but also makes use of a wide range of debt instruments. The Fund may invest in both fixed and floating rate instruments; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. and non-U.S. government securities; preferred securities and trust preferred securities; asset-backed securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases, and forward commitments; zero-coupon bonds, step-up bonds, and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The Fund’s investments may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed bonds and loans that are in default at the time of purchase in an effort to protect the Fund’s existing investment in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but will invest in such equity investments only for the preservation of capital. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund may invest in fixed income securities or debt instruments issued by emerging market entities or sovereign nations. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.
The Fund may also use derivatives to a significant extent for risk management and hedging purposes, or for speculative purposes – as substitutes for investments in securities in which the Fund can invest – in order to achieve the Fund’s absolute return objective and manage volatility. The Fund may use over-the-counter and exchange-traded derivatives for a variety of purposes, consisting of: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the Fund’s yield or return as a non-hedging strategy that may be considered speculative. The Fund may establish, through derivatives, net short positions for individual sectors, markets, currencies, or securities, or as a means of adjusting the Fund’s portfolio duration, credit quality, and maturity. The Fund may invest in over-the-counter and exchange-traded derivative instruments provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by Barings or BIIL in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps, and foreign currency forward contracts and futures.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds, or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings or BIIL believes they no longer represent relatively attractive investment opportunities.

MassMutual Emerging Markets Debt Blended Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]
Principal Investment Strategies
The Fund invests in debt securities, derivatives, and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America, and the developing countries of Europe.
The Fund will invest in debt instruments of all types, including bonds, notes, U.S. and Group of Ten (commonly referred to as “G10”) country treasury obligations, sovereign issues, covered bonds, commercial paper, and other fixed and floating rate income securities and are either secured or unsecured, and either senior or subordinated. To a limited extent, the Fund may invest in (i) securities that are convertible into equity securities, (ii) equity securities (including warrants and common stock), (iii) certificates of deposit, (iv) bankers’ acceptances, and (v) loan participations and loan assignments which are un-securitized. Although the Fund’s investment in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis.
The Fund expects to achieve certain exposures primarily through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indexes, currencies, commodities, swaps, and other investments; options; and interest rate swaps, crosscurrency swaps, total return swaps, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities, currencies, or commodities. Derivatives instruments that provide exposure to debt securities that are economically tied to emerging market countries or to a country the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”) considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.
The Fund may invest in both investment grade and below investment grade (“junk” or “high yield” bonds) debt securities. Investment grade debt securities are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s) or BBBor higher by either S&P Global Ratings, a subsidiary of S&P Global (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined to be of comparable quality by Barings or BIIL. Below investment grade debt securities are rated below Baa3 by Moody’s and BBB- by S&P and Fitch or, if unrated, determined by Barings or BIIL to be of comparable quality.